Subsequent Events: (Details) (USD $)				3 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended							0 Months Ended			0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Jun. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Dec. 18, 2009 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember]	Apr. 04, 2013 [RestrictedStockMember] director	Jan. 24, 2013 [RestrictedStockMember] director	Jan. 04, 2012 [RestrictedStockMember] director	Oct. 02, 2013 [SubsequentEventMember] item	Oct. 02, 2013 [SubsequentEventMember] [ClassAWarrantsMember]	Oct. 02, 2013 [SubsequentEventMember] [ClassBWarrantsMember]	Oct. 02, 2013 [SubsequentEventMember] [RedeemablePreferredStockSeriesCMember]	Oct. 02, 2013 [SubsequentEventMember] [ConvertiblePreferredStockSeriesBMember]	Oct. 02, 2013 [SubsequentEventMember] [ConvertiblePreferredStockSeriesBMember] [ChiefExecutiveOfficerMember]	Oct. 02, 2013 [SubsequentEventMember] [SeniorSecuredNotesDue2October2016Member]	Oct. 02, 2013 [SubsequentEventMember] [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [DebtInstrumentVariableRateWellsFargoBankPrimeRateMember]	Oct. 02, 2013 [SubsequentEventMember] [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [DebtInstrumentVariableRateFederalFundsRateMember]	Oct. 02, 2013 [SubsequentEventMember] [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Oct. 02, 2013 [SubsequentEventMember] [GastarExplorationTexasLPMember] [ProvenReservesOilAndNaturalGasProductionAndUndevelopedLeaseholdInterestMember] acre	Oct. 02, 2013 [SubsequentEventMember] [WellsFargoEnergyCapitalIncMember] [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember]	Oct. 02, 2013 [SubsequentEventMember] [CubicLouisianaMember] [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember]	Oct. 02, 2013 [SubsequentEventMember] [NavasotaResourcesLtdLLPMember] [ProvenReservesOilAndNaturalGasProductionAndUndevelopedLeaseholdInterestMember] acre	Oct. 02, 2013 [SubsequentEventMember] [TaurenExplorationIncMember] [ProvenReservesOilAndNaturalGasProductionAndUndevelopedLeaseholdInterestMember] acre	Oct. 02, 2013 [SubsequentEventMember] [TaurenExplorationIncMember] [ConvertiblePreferredStockSeriesBMember] [ProvenReservesOilAndNaturalGasProductionAndUndevelopedLeaseholdInterestMember]	Oct. 02, 2013 [SubsequentEventMember] [LangtryMineralAndDevelopmentLLCMember] [ConvertiblePreferredStockSeriesBMember]	Jul. 05, 2013 [SubsequentEventMember] [RestrictedStockMember] director
Subsequent events
Cash paid								$ 13,000	$ 13,000																			$ 13,000
Shares issued								72,500	72,500	400,000																		72,500
Number of directors to whom awards are issued								4	4	7																		4
Market value of shares granted								19,213	15,225	236,000																		20,300
Sale price (in dollars per share)								$ 0.265	$ 0.21	$ 0.59																		$ 0.28
Number of wholly owned direct subsidiaries approved for formation and capitalization											2
Number of wholly owned indirect subsidiaries approved for formation and capitalization											2
Principal amount						2,000,000											66,000,000
Interest rate (as a percent)																	15.50%
Period following the closing when interest shall be paid partly in cash and partly in additional Notes																	6 months
Interest rate for the first six months following the closing to be paid in cash (as a percent)																	7.00%
Interest rate for the first six months following the closing to be paid in form of additional Notes (as a percent)																	8.50%
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01											$ 0.01
Number of common stock shares for which warrants are issued												65,834,549	32,917,275
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Exercise price of warrants (in dollars per share)												$ 0.01	$ 0.50
Shares issued							10,350,000							98,751.824		2,115											12,047
Numbers of members (subject to adjustment for changes in board size) to be designated by the investors pursuant to the Investment Agreement for election or appointment to the entity's board of directors											3
Upfront payment at closing for hedging transaction											35,000,000
Repayment of debt					0																	5,000,000
Total long-term debt (including current portion)		27,865,110	37,000,000																				20,865,110
Interest rate basis				prime rate	prime rate													Wells Fargo Bank prime rate	Federal Funds Rate
Interest rate spread over basis (as a percent)				1.00%	1.00%													2.00%	1.00%
Revolving credit facility																						10,000,000
Value of shares issued																2,115,000
Convertible term loan, principal amount		27,865,110	37,000,000		2,000,000															2,000,000
Accrued and unpaid interest																				114,986
Dividend rate (as a percent)															9.50%
Preferred stock Series A, conversion price (in dollars per share)															$ 0.50
Area of leasehold interests acquired (in acres)																					17,400			6,400	5,600
Purchase price																					39,118,830			19,400,000	4,000,000
Number of shares issued																										2,000
Value of shares issued																										$ 2,000,000	$ 12,047,000